Income Tax - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ 0	$ 0	$ 0
State			13	0	0
Foreign			9	0	0
Total current provision			22	0	0
Deferred:
Federal			0	0	0
State			0	0	0
Foreign			0	0	0
Total deferred provision			0	0	0
Total provision for income taxes	$ 0	$ 0	$ 22	$ 0	$ 0